Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Statutory income tax rate (in percentage)	37.90%	40.00%	40.00%
Operating loss carryforwards	¥ 408,716
Tax credit carryforwards	13,292
Deferred tax liabilities not recognized for undistributed earnings of the Company's foreign subsidiaries and foreign corporate joint ventures	140,691	99,483
Undistributed earnings not subject to deferred tax liabilities	4,133,175	3,858,508
Unrecognized tax benefits	39,151	43,627	46,265	109,473
Unrecognized tax benefits that would impact Honda's effective income tax rate, if recognized	37,012	32,460	41,264
Recognized interest and penalties, net included in income tax expense	(764)	513	6,050
Accrued interest and accrued penalties	¥ 3,292	¥ 2,121
Open tax years under income tax examination	Honda has open tax years primarily from 2005 to 2013 with various significant tax jurisdictions including Japan (fiscal years 2007-2013), the United States (fiscal years 2005-2013), Canada, the United Kingdom, Germany, France, Belgium, Thailand, India, Brazil and Australia.
Japanese
Income Taxes [Line Items]
Statutory income tax rate (in percentage)	37.90%	40.00%	40.00%
Foreign | Minimum
Income Taxes [Line Items]
Statutory income tax rate (in percentage)	16.00%
Foreign | Maximum
Income Taxes [Line Items]
Statutory income tax rate (in percentage)	38.00%